Revenues (Detail Textuals) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 384,543	$ 222,610
Deferred revenue	44,255
Licensing revenue
Disaggregation of Revenue [Line Items]
Revenue	232,909	198,000
Product sales
Disaggregation of Revenue [Line Items]
Revenue	150,993	$ 24,282
Revenue from intermediate product for use by five customers	$ 121,906